Convertible Notes Payable (Details) - Schedule of Maturities of Long-term Debt - USD ($)	Nov. 30, 2021	May 31, 2021
Schedule of Maturities of Long-term Debt [Abstract]
2022	$ 6,229,672	$ 365,991
2023	13,219,150	19,729,822
2024	0	0
2025	0	0
2026	0	0
Thereafter	0	0
Total	$ 19,448,822	$ 20,095,813